Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Debt
5. Debt
On February 26, 2026, SD MF 4, LLC, a Delaware limited liability company (“Domicilium”), exchanged with the Company the remaining $1.0 million of the Company’s outstanding obligations under the Loan and Security Agreement with Hercules Capital, Inc. (“Hercules”), dated as of September 30, 2021 (the “Hercules Loan Agreement”), as amended, in connection with the Coastlands Third Tranche Closing, in return for a pre-funded warrant to purchase up to 185,527 shares of Company common stock at an exercise price of $0.11 per share, based on a conversion price of $5.39 per share of underlying common stock. In addition, Domicilium agreed to waive any and all additional accrued and unpaid interest related to the remaining $1.0 million, which was less than $0.1 million as of February 26, 2026. As of February 26, 2026, the Company had no remaining outstanding debt obligations.
During the three and six months ended June 30, 2025, the Company entered into non-interest-bearing bridge loans with Domicilium for $2.4 million and $2.8 million, respectively, including a bridge loan for $0.5 million with Domicilium following Domicilium’s repayment to Hercules of an end of term charge which was treated as a modification of a previous advance. The Company received $1.9 million and $2.3 million, respectively, in cash during the three and six months ended June 30, 2025 from these bridge loans. The Company recorded interest expense of $0.1 million and $0.1 million representing imputed interest for the non-interest-bearing bridge loans during the three and six months ended June 30, 2025, respectively. The imputed interest of 13.75% was calculated using the sum of 6.25% plus the prime rate, as published in The Wall Street Journal. In addition, during the six months ended June 30, 2025, the Company repaid $0.3 million for the bridge loans that had been entered into with Domicilium in December 2024, including accrued interest, repaid $0.5 million related to Development and Launch Milestone Payments, in accordance with the terms of the Royalty and Revenue Sharing Agreement, as amended on March 2, 2026 (the “Royalty Agreement”) with Domicilium, and repaid $0.5 million in outstanding debt obligations to Hercules under the Hercules Loan Agreement. Refer to Note 6, “License Agreement, Advances From Collaboration Partners, Legal, and Other Contingencies” for additional information on the Royalty Agreement.
As of June 30, 2026 and December 31, 2025, the carrying value of the Company’s debt was zero and $1.0 million, respectively. Interest expense relating to the Company’s debt for both the three and six months ended June 30, 2026 was less than $0.1 million. Interest expense relating to the Company’s debt for the three and six months ended June 30, 2025 was $0.3 million and $0.8 million, respectively.

7. Debt
Hercules Term Loan
On September 30, 2021, the Company entered into the Hercules Loan Agreement with Hercules Capital, Inc., (“Hercules”).
The Hercules Loan Agreement provided for term loans in an aggregate principal amount of up to $30.0 million, comprised of (i) a tranche 1 advance of $12.5 million (the “Tranche 1 Advance”), (ii) a tranche 2 advance of $7.5 million (the “Tranche 2 Advance”) and (iii) a tranche 3 advance of $10.0 million (the “Tranche 3 Advance”) (collectively, the “Term Loan Advances”). The Tranche 1 Advance under the Hercules Term Loan Agreement was funded on September 30, 2021. The Tranche 2 Advance was to be available at the Company’s election until August 15, 2022, subject to the Company’s achievement of certain milestone events relating to data from clinical trials. The Company did not meet the requirements for the Tranche 2 Advance, and such funding will, therefore, not be available to the Company. The Tranche 3 Advance was available subject to approval by the Hercules’ investment committee in its sole discretion up to April 1, 2023, and is also no longer available to the Company. The Hercules Loan Agreement included a prepayment charge and an end of term charge equal to 6.55% of the original principal amount (the “End of Term Charge”).
As security for its obligations, the Company granted Hercules a continuing security interest in substantially all of the assets of the Company, subject to certain customary exceptions.
Any outstanding principal on the Term Loan Advances will accrue interest at a floating rate equal to the greater of (i) 9.50% per annum and (ii) the sum of 6.25% plus the prime rate, as published in The Wall Street Journal. As of December 31, 2025, 2024 and 2023, the interest rate was 13.00%, 13.75% and 14.75%, respectively.
On March 7, 2023, the Company entered into the first Hercules amendment (the “First Hercules Amendment”) to repay $7.5 million of the $12.5 million in outstanding principal of the Hercules Term Loan, extend the interest only period until September 1, 2023, cancel the prepayment charge for the March principal repayment and any future early principal repayments, and reduce the minimum qualified cash balance plus qualified accounts payable amount from $10.0 million to $2.25 million, effective as of March 7, 2023. In accordance with the First Hercules Amendment, the Company was required to make principal payments on the outstanding balance of the Term Loan Advances beginning on September 1, 2023, in 20 equal monthly installments, plus interest. Any amounts outstanding under the Term Loan Advances, if not repaid sooner, were initially due and payable on April 1, 2025 (but this date was later extended). The First Hercules Amendment also waived the End of Term Charge for the March 7, 2023 principal repayment.
On May 19, 2023, the Hercules Loan Agreement was amended (the “Second Hercules Amendment”) to modify the definition of “Excluded Accounts” under the minimum qualified cash balance covenant to exclude additional accounts from the collateral and related obligations and, on November 10, 2023, the Hercules Loan Agreement was amended (the “Third Hercules Amendment”) to temporarily reduce the minimum qualified cash balance amount to $2.25 million for the period from November 15, 2023 through December 15, 2023, unless extended by the agent under the Hercules Loan Agreement in its sole discretion. After such period, the minimum level of qualified cash reverted to $2.25 million plus the amount of accounts payable that had not been paid within 180 days.

On December
15
,
2023
, the Company entered into the fourth Hercules amendment (the “Fourth Hercules Amendment”) to provide for a temporary reduction in the minimum qualified cash balance amount to $
1.05
 million for the period from December
15
,
2023
through and including January
25
,
2024
, unless extended by Hercules in its sole discretion. After the expiration of such period, the minimum level of qualified cash reverted to $
1.05
 million plus the amount of accounts payable that had not been paid within
180
days. As a condition of effectiveness of the Fourth Hercules Amendment, the Company repaid $
1.0
 million of the outstanding principal, reducing the remaining outstanding principal of Term Loan Advances to $
3.1
 million. In accordance with the Fourth Amendment, the End of Term Charge was required to be paid on the earliest to occur of (i)
April 1, 2025
, (ii) the date the Company prepaid the outstanding secured obligations (other than any inchoate indemnity obligations and any other obligation which, by their terms, are to survive the termination of the Hercules Loan Agreement) in full or (iii) the date that the secured obligations became due by acceleration of the secured obligations during an event of default pursuant to the Hercules Loan Agreement. The End of Term Charge was waived for the December
15
,
2023
principal
repayment.
As the Hercules Loan Agreement was amended more than once in a twelve-month period through the Fourth Hercules Amendment, the debt terms that existed prior to the earliest amendment, i.e., the First Hercules Amendment, were included in the 10% test used to determine whether the impact of the amendments through the Fourth Hercules Amendment qualified as a modification or an extinguishment of debt, in accordance with
ASC 470-50,
Debt: Modifications and Extinguishments
(“ASC
470-50”).
The impact of the amendments through the Fourth Hercules Amendment was accounted for in its entirety as a debt modification under ASC
470-50,
with partial debt extinguishments. The Company recognized a loss on debt extinguishment of
$
0.4
 million related to the remaining unamortized debt discounts during the year ended December
31
,
2023
.
Domicilium Term Loan
On January 9, 2024, the Company entered into the fifth Hercules amendment (the “Fifth Hercules Amendment”) to bifurcate the remaining outstanding principal of the Tranche 1 Advance, which was $2.9 million, into a “Tranche 1A Advance”, for $0.9 million, and a “Tranche 1B Advance”, for $2.0 million. On January 9, 2024, the Tranche 1B Advance was assigned to SD MF 4, LLC, an affiliate of Domicilium Capital Partners LLC (along with any other affiliated entities, “Domicilium”) and such assignment, (the “Assignment Transaction”). The Fifth Hercules Amendment provided that, following the Assignment Transaction, the Company was not required to comply with the financial covenant to maintain a minimum qualified cash balance under either the Tranche 1A Advance or the Tranche 1B Advance. The Fifth Amendment also provided for the ability to pay interest in-kind
for the Tranche 1B Advance, deferral of principal payments under the Tranche 1B Advance, and a reduction in the End of Term Charge to $0.5 million upon consummation of the Assignment Transaction.
Debt Investment and Equity Issuance
In connection with the Fifth Hercules Amendment, and to effectuate the Assignment Transaction, on January 9, 2024, Domicilium entered into an Assignment and Assumption Agreement with Hercules, under which Hercules assigned to Domicilium the Tranche 1B Advance. The Tranche 1B Advance was considered to be the issuance of a new debt instrument to a different lender.
On January 9, 2024, the Company also entered into a securities purchase agreement (the “Domicilium Securities Purchase Agreement”) with Domicilium. Refer to Note 9, “Stockholders’ Deficit”, for further information on the Domicilium Securities Purchase Agreement.
As the Hercules Loan Agreement was amended more than once in a twelve-month period through the Fifth Hercules Amendment, the debt terms that existed prior to the earliest amendment, i.e., the First Hercules Amendment, were included in the 10% test used to determine whether the impact of the amendments through the Fifth Hercules Amendment qualified as a modification or an extinguishment of debt, in accordance with

ASC 470-50.
The impact of the amendments through the Fifth Hercules Amendment was accounted for as a modification and no gain was recorded. As a result of the Company’s entry into the Fifth Hercules Amendment and the related debt investment and equity issuance, the Company accounted for the equity issuance as a discount to the debt, with the $
0.9
 million fair value of the equity issuance being amortized as interest expense through the life of the debt. During the years ended December
31
,
2025
and
2024
, $
0.2
 million and $
0.7
 million, respectively, related to the fair value of the equity issuance was amortized as interest expense.
On July 10, 2024, the Company entered into the sixth Hercules Amendment (the “Sixth Hercules Amendment”). As there were no changes to the cash flows of the original loans based on the changes made in the Sixth Hercules Amendment, the terms were considered to not be substantially different and the Sixth Hercules Amendment was accounted for as a modification of debt, in accordance with ASC
470-50.
The Sixth Hercules Amendment provided for additional borrowings in an aggregate amount of $3.2 million (the “Domicilium Tranche 2 Advance”), which was provided in multiple borrowings between July 5, 2024 and July 15, 2024. The Domicilium Tranche 2 Advance principal and any accrued interest was to be repaid by the Company as described below pursuant to the Royalty and Revenue Sharing Agreement.
Additionally, Domicilium provided the Company with a bridge loan advance of $0.3 million on May 31, 2024. The bridge loan advance accrued interest at a floating rate equal to the greater of (i) 9.50% per annum and (ii) the sum of 6.25% plus the prime rate, as published in
The Wall Street Journal
. As of December 31, 2025, 2024 and 2023, the interest rate was 13.00%, 13.75% and 14.75%, respectively. The bridge loan advance contained repayment features which would have required the Company to pay Domicilium two or four times the amount of the bridge loan advance and which were determined to not be clearly and closely related to the bridge loan advance and to be a derivative under ASC 815, resulting in the required bifurcation from the bridge loan advance. The value of the repayment features was determined to be zero at issuance and at subsequent measurement dates, as the repayments were considered to not be probable. The bridge loan advance also contained a prepayment feature which was determined to be clearly and closely related to the bridge loan advance and did not require bifurcation.
Optional Conversion of Tranche 1A Advance and Tranche 1B Advance
If a qualified financing, as defined in the Sixth Hercules Amendment, of at least $7.0 million occurred prior to April 1, 2025, each of the Tranche 1A lenders and Tranche 1B lenders, as defined in the Sixth Hercules Amendment, had the option to convert all or part of the debt relating to such advance into fully paid and nonassessable shares of the Company stock issued in such qualified financing at the same price per share equal to the price per share paid by the other cash purchasers of the Company stock sold in the qualified financing. The optional conversion feature had no accounting impact, as the optional conversions if a qualified financing occurred would have been offered at the same price per share equal to the price per share paid by the other cash purchasers of the company stock sold in the qualified financing.
Mandatory Conversion of Bridge Loan Advance and Domicilium Tranche 2 Advance.
If a qualified financing occurred on or prior to April 1, 2025, then the mandatory conversion obligations (composed of all principal and interest accrued on the Bridge Loan Advance and Domicilium Tranche 2 Advance, but excluding $0.1 million of the Domicilium Tranche 2 Advance) shall automatically have converted into fully paid and nonassessable shares of the Company’s common stock issued in such qualified financing at the same price per share paid by the other cash purchasers in the qualified financing. The mandatory conversion feature had no accounting impact, as the mandatory conversions if a qualified financing occurred would have been offered at the same price per share equal to the price per share paid by the other cash purchasers of the company stock sold in the qualified financing.

Royalty and Revenue Sharing Agreement
On July 10, 2024, as a condition of Domicilium’s entry into the Sixth Hercules Amendment and in consideration of the Domicilium Tranche 2 Advance, the borrowers and the Company entered into a Royalty and Revenue Sharing Agreement, as amended on March 2, 2026 (the “Royalty Agreement”) with Domicilium. Capitalized terms under this heading “Royalty and Revenue Sharing Agreement” not otherwise defined herein have the definitions ascribed to them in the Royalty Agreement.
Under the Royalty Agreement, the Company agreed to pay to Domicilium an amount equal to (i) (x) a low-thirties
percentage of the Development and Launch Milestone Payments for the several next occurring Development and Launch Milestone Events (as defined in the Almirall License Agreement), minus (y) the amounts required to be paid by the Company pursuant to certain vendors as defined in the Royalty Agreement, and (ii) (x)
mid-twenties
percentage of (1) each subsequent Development and Launch Milestone Payment plus (2) any Priority Review Voucher Income (as defined in the Almirall License Agreement) realized by Eloxx, less (y) any amount of such Development and Launch Milestone Payments which are due to Harvard University pursuant to the Harvard License Agreement, provided the aggregate amount paid to Domicilium shall not exceed an amount in the mid-double-digit
millions. Each Milestone Sharing Payment shall be applied as a repayment or prepayment, as applicable, of the Loans (as defined in the Amended Loan Agreement) (including all interest and fees thereon) owed to Domicilium, if any such Loans remain outstanding. On January 3, 2025, the Company paid
 Domicilium $
0.5
 million related to Development and Launch Milestone Payments, in accordance with the terms of the Royalty Agreement, which was applied as a repayment.
The Royalty Agreement provides for an amount based on a percentage of the aggregate of (without duplication) the net sales, royalties and any other income or revenue realized by the Company solely related to or arising from the exaluren compound or any exaluren product, calculated in accordance with U.S. GAAP (collectively, the “exaluren Revenue”) (the “exaluren Revenue-Based Payment”). The exaluren Revenue-Based Payment with respect to each fiscal quarter shall be less than one percent of exaluren Revenue during the applicable fiscal quarter. Commencing on the
ZKN-013
royalty commencement date, the Company promises to pay to Domicilium an amount based on a percentage of the aggregate of (without duplication) the net sales, royalties and any other income or revenue realized by the Company solely related to or arising from the
ZKN-013
compound, calculated in accordance with U.S. GAAP (collectively, the
“ZKN-013
Revenue”). The
ZKN-013
revenue-based payment with respect to each fiscal quarter shall be less than one percent of
ZKN-013
Revenue during the applicable fiscal quarter. The value of the royalty liability for the sales of future revenues was determined to be zero at issuance and at subsequent measurement dates, as royalty payments were considered to not be probable.
The Company’s loan agreements contain customary affirmative and negative covenants which, among other things, require the Company to maintain at all times a minimum qualified cash balance plus qualified accounts payable (defined as invoices that have not been paid within 180 days from the invoice date) and limit the Company’s ability to (i) incur additional indebtedness, (ii) pay dividends or make certain distributions, (iii) dispose of its assets, grant liens or encumber its assets or (iv) fundamentally alter the nature of its business. These covenants, which are subject to a number of exceptions and qualifications, have been amended, as discussed above. In addition, as discussed above, the Fifth Amendment provided that, following the Assignment Transaction, the Company will not be required to comply with the financial covenant to maintain a minimum qualified cash balance under either the Tranche 1A Advance or the Tranche 1B Advance. The Company was in compliance with all debt covenants as of December 31, 2025.
The Company’s loan agreements also contain customary events of default, including the Company’s failure to make any principal or interest payments when due, due to the occurrence of certain bankruptcy or insolvency events or a breach of the covenants. Upon the occurrence of an event of default, the lenders may, among other things, accelerate the Company’s obligations under the loan agreements.

2024 Bridge Loans
In December 2024, the Company entered into bridge loans with Domicilium for a total of $0.3 million. Interest on the bridge loans accrued at 3.0%. On January 3, 2025, the bridge loans were repaid by the Company, including accrued interest.
May 2025 Assignment of the Hercules Loan Agreement from Hercules to Domicilium
On May 12, 2025, Hercules resigned as agent under the Hercules Loan Agreement and assigned all of its rights, responsibilities, powers, privileges, duties and obligations in its capacity under the Hercules Loan Agreement to Domicilium.
2025 Bridge Loans
During the year ended December 31, 2025, the Company entered into a number of non-interest-bearing
bridge loans with Domicilium for a total of $3.4 million, including a bridge loan for $0.5 million with Domicilium following Domicilium’s repayment to Hercules of the End of Term Charge which was treated as a modification of the Tranche 1B Advance. The Company received $2.9 million in cash during the year ended December 31, 2025 from these bridge loans. The Company recorded interest expense of $0.2 million representing imputed interest for the non-interest-bearing
bridge loans during the year ended December 31, 2025. The imputed interest of 13.75% was calculated using the sum of 6.25% plus the prime rate, as published in
The Wall Street Journal
. All of these bridge loans converted to
pre-funded
warrants to purchase shares of the Company’s common stock in September 2025. The imputed interest related to the non-interest-bearing
bridge loans was not converted and the Company recorded a gain on debt conversion of $0.2 million as part of the September 2025 exchange of outstanding debt during the year ended December 31, 2025.
September 2025 Exchange of Outstanding Debt
On September 25, 2025, upon the Coastlands First Tranche Closing and in accordance with an agreement regarding loan conversions dated as of September 25, 2025, Domicilium exchanged $8.5 million of the $9.5 million in its outstanding debt, comprised of outstanding principal and accrued interest under the Hercules Loan Agreement, as amended, and outstanding bridge loans, including the bridge loan for $0.5 million with Domicilium following Domicilium’s repayment to Hercules of the End of Term Charge, in return for pre-funded
warrants to purchase 1,576,542 shares of common stock of the Company at an exercise price of $0.11 per share, based on a conversion price of $5.39 per share of underlying common stock. No gain or loss was recorded as a result of the exchange. Domicilium has agreed to exchange the remaining $1.0 million of the Company’s outstanding obligations under the Hercules Loan Agreement, as amended, in connection with the Coastlands Third Tranche Closing for shares of Company common stock and/or pre-funded
warrants
.
Provided the exchange of the remaining $1.0 million in its outstanding debt occurs, Domicilium agreed to waive any and all additional accrued and unpaid interest, which was less than $0.1 million as of December 31, 2025, related to the remaining $1.0 million. On February 20, 2026, the Coastlands Securities Purchase Agreement was amended, and, on February 26, 2026, the Coastlands Third Tranche Closing occurred. Refer to Note 16, “Subsequent Events”, for additional information.
As of December 31, 2025, 2024, and 2023, the carrying value of the Company’s debt consisted of $1.0 million, $6.7 million, and $3.9 million, respectively, less unamortized debt discounts as of December 31, 2025, 2024, and 2023 of zero, $0.2 million, and $0.1 million, respectively. The debt discounts are being amortized as interest expense through the life of the debt. Interest expense relating to the Company’s debt for the years ended December 31, 2025, 2024 and 2023 was $1.0 million, $1.1 million and $1.2 million, respectively. Interest expense is calculated using the effective interest method and is inclusive of non-cash
amortization of the debt discount.

The Company’s scheduled future principal payments for debt are as follows (in thousands):

December 31, 2025
2026	$1,000
Total future principal payments	1,000
Less: unamortized discount	—
Carrying value of debt	1,000
Less: current portion	(1,000)
Long-term portion	$—